Expense Example, No Redemption {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-13 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example, No Redemption:
1 Year	$ 680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Real Estate Fund-Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Real Estate Fund-Class C
Expense Example, No Redemption:
1 Year	191
3 Years	591
5 Years	1,016
10 Years	1,995
Fidelity Advisor Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	90
3 Years	281
5 Years	488
10 Years	1,084
Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798